UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-5912

MFS SPECIAL VALUE TRUST

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: October 31

Date of reporting period: January 31, 2009

ITEM 1.	SCHEDULE OF INVESTMENTS.

MFS® Special Value Trust

1/31/09
Quarterly portfolio holdings

MFS
INVESTMENT MANAGEMENT

MFS Special Value Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 1/31/09

Issuer	Shares/Par		Value ($)
Bonds – 81.0%
Aerospace – 1.1%
Bombardier, Inc., 6.3%, 2014 (n)		$100,000	$81,000
Hawker Beechcraft Acquisition Co. LLC, 8.5%, 2015		45,000	14,400
Hawker Beechcraft Acquisition Co. LLC, 9.75%, 2017		70,000	12,600
Vought Aircraft Industries, Inc., 8%, 2011		440,000	268,400

			$376,400

Airlines – 0.9%
AMR Corp., 7.858%, 2011		$105,000	$91,875
Continental Airlines, Inc., 7.339%, 2014		322,000	214,774

			$306,649

Alcoholic Beverages – 0.5%
Anheuser-Busch Companies, Inc., 7.75%, 2019 (z)		$160,000	$162,308

Apparel Manufacturers – 0.0%
Propex Fabrics, Inc., 10%, 2012 (d)		$395,000	$494

Asset Backed & Securitized – 4.7%
Anthracite Ltd., CDO, 6%, 2037 (z)		$450,000	$45,000
Banc of America Commercial Mortgage, Inc., 6.2%, 2018 (z)		328,951	44,939
Banc of America Commercial Mortgage, Inc., 5.39%, 2045		79,804	37,137
Banc of America Commercial Mortgage, Inc., FRN, 5.658%, 2017		150,000	91,664
Banc of America Commercial Mortgage, Inc., FRN, 5.811%, 2017		77,897	35,016
Banc of America Commercial Mortgage, Inc., FRN, 5.772%, 2017		332,318	142,253
Citigroup Commercial Mortgage Trust, FRN, 5.7%, 2017		145,000	95,301
Citigroup Commercial Mortgage Trust, FRN, 5.7%, 2017		220,000	29,576
Credit Suisse Mortgage Capital Certificate, 5.343%, 2039		72,952	33,526
CWCapital Cobalt Ltd., “C1”, 5.223%, 2048		40,000	28,013
Falcon Franchise Loan LLC, FRN, 3.721%, 2025 (i)(z)		461,960	33,862
GS Mortgage Securities Corp., “GG8”, 5.56%, 2039		175,000	123,480
JPMorgan Chase Commercial Mortgage Securities Corp., 5.44%, 2045		230,909	109,007
JPMorgan Chase Commercial Mortgage Securities Corp., 5.42%, 2049		240,000	144,389
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.466%, 2047		157,602	68,825
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.746%, 2049		142,189	24,412
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.746%, 2049		217,049	36,571
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.746%, 2049		595,809	92,493
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 6.062%, 2051		95,000	16,446
Merrill Lynch Mortgage Trust, FRN, 5.828%, 2050		95,000	16,119
Merrill Lynch/Countrywide Commercial Mortgage Trust, FRN, 5.204%, 2049		249,789	115,009
Merrill Lynch/Countrywide Commercial Mortgage Trust, FRN, 5.749%, 2050		64,000	26,863
Merrill Lynch/Countrywide Commercial Mortgage Trust, FRN, 5.749%, 2050		145,000	80,370
Morgan Stanley Capital I, Inc., FRN, 1.483%, 2039 (i)(n)		697,506	12,137
Preferred Term Securities XII Ltd., CDO, 0%, 2033 (a)(e)(z)		225,000	23
Preferred Term Securities XVI Ltd., CDO, 0%, 2035 (a)(e)(z)		300,000	30
Preferred Term Securities XVII Ltd., CDO, 0%, 2035 (a)(e)(z)		187,000	19
Wachovia Bank Commercial Mortgage Trust, FRN, 5.692%, 2047		142,497	23,985
Wachovia Bank Commercial Mortgage Trust, FRN, 5.752%, 2047		89,972	14,062
Wachovia Bank Commercial Mortgage Trust, FRN, 5.902%, 2051		251,812	111,697

			$1,632,224

Automotive – 3.4%
Allison Transmission, Inc., 11%, 2015 (n)		$600,000	$333,000
FCE Bank PLC, 7.125%, 2012	EUR	350,000	322,661
Ford Motor Credit Co. LLC, 9.75%, 2010		$285,000	235,226
Ford Motor Credit Co. LLC, 12%, 2015		335,000	247,799
General Motors Corp., 8.375%, 2033		296,000	41,440

			$1,180,126

MFS Special Value Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 1/31/09 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Broadcasting – 5.0%
Allbritton Communications Co., 7.75%, 2012	$350,000	$173,250
Bonten Media Acquisition Co., 9%, 2015 (p)(z)	165,000	47,438
CanWest MediaWorks LP, 9.25%, 2015 (n)	130,000	18,850
Clear Channel Communications, 10.75%, 2016 (n)	70,000	14,000
DirectTV Holdings LLC, 7.625%, 2016	250,000	245,625
Lamar Media Corp., 6.625%, 2015	355,000	266,250
Lamar Media Corp., “C”, 6.625%, 2015	130,000	97,500
LBI Media Holdings, Inc., 0% to 2008, 11% to 2013	875,000	351,094
LBI Media, Inc., 8.5%, 2017 (z)	130,000	45,500
LIN TV Corp., 6.5%, 2013	380,000	209,000
Local TV Finance LLC, 9.25%, 2015 (p)(z)	210,000	25,463
Newport Television LLC, 13%, 2017 (n)(p)	330,000	27,638
Nexstar Broadcasting Group, Inc., 7%, 2014	280,000	124,600
Univision Communications, Inc., 9.75%, 2015 (n)(p)	400,000	66,000
Young Broadcasting, Inc., 8.75%, 2014 (d)	405,000	1,013

		$1,713,221

Brokerage & Asset Managers – 0.5%
Nuveen Investments, Inc., 10.5%, 2015 (n)	$580,000	$159,500

Building – 1.6%
Associated Materials, Inc., 9.75%, 2012	$75,000	$66,750
Associated Materials, Inc., 0% to 2009, 11.25% to 2014	230,000	103,500
Building Materials Corp. of America, 7.75%, 2014	170,000	112,200
Nortek, Inc., 10%, 2013	110,000	63,800
Nortek, Inc., 8.5%, 2014	205,000	42,025
Ply Gem Industries, Inc., 9%, 2012	340,000	93,500
Ply Gem Industries, Inc., 11.75%, 2013	165,000	91,575

		$573,350

Business Services – 1.3%
First Data Corp., 9.875%, 2015	$425,000	$238,000
SunGard Data Systems, Inc., 10.25%, 2015	290,000	197,200

		$435,200

Cable TV – 3.0%
CCO Holdings LLC, 8.75%, 2013	$305,000	$222,650
Charter Communications, Inc., 8.375%, 2014 (n)	105,000	87,150
CSC Holdings, Inc., 8.5%, 2014 (z)	50,000	49,125
CSC Holdings, Inc., 8.5%, 2015 (n)	165,000	158,813
Mediacom LLC, 9.5%, 2013	305,000	268,400
Virgin Media, Inc., 9.125%, 2016	303,000	254,520

		$1,040,658

Chemicals – 3.3%
Innophos Holdings, Inc., 8.875%, 2014	$595,000	$464,100
KI Holdings, Inc., 0% to 2009, 9.875% to 2014	547,000	451,959
Momentive Performance Materials, Inc., 11.5%, 2016	500,000	122,500
Nalco Co., 8.875%, 2013	115,000	107,525

		$1,146,084

Consumer Goods & Services – 2.9%
GEO Group, Inc., 8.25%, 2013	$135,000	$118,800
Jarden Corp., 7.5%, 2017	370,000	266,400
KAR Holdings, Inc., 7.192%, 2014	75,000	31,500
KAR Holdings, Inc., 10%, 2015	270,000	97,200
Service Corp. International, 7%, 2017	440,000	400,400
Ticketmaster, 10.75%, 2016 (n)	135,000	81,000

		$995,300

MFS Special Value Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 1/31/09 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Containers – 0.6%
Graham Packaging Holdings Co., 9.875%, 2014	$305,000	$193,675

Electronics – 0.6%
Avago Technologies Ltd., 11.875%, 2015	$250,000	$186,250
Freescale Semiconductor, Inc., 8.875%, 2014	115,000	25,300
Spansion, Inc., 11.25%, 2016 (d)(n)	310,000	10,850

		$222,400

Emerging Market Quasi-Sovereign – 0.5%
Naftogaz Ukraine, 8.125%, 2009	$200,000	$117,000
OAO Gazprom, 9.625%, 2013	60,000	56,400

		$173,400

Emerging Market Sovereign – 0.2%
Republic of Argentina, 7%, 2011	$167,000	$80,077

Energy - Independent – 5.6%
Chaparral Energy, Inc., 8.875%, 2017	$320,000	$70,400
Chesapeake Energy Corp., 9.5%, 2015	60,000	58,800
Chesapeake Energy Corp., 6.375%, 2015	415,000	350,675
Delta Petroleum Corp., 7%, 2015	15,000	5,400
Forest Oil Corp., 7.25%, 2019	75,000	62,438
Hilcorp Energy I LP, 7.75%, 2015 (n)	245,000	191,100
Hilcorp Energy I LP, 9%, 2016 (n)	160,000	130,400
Mariner Energy, Inc., 8%, 2017	215,000	137,600
Newfield Exploration Co., 6.625%, 2016	50,000	44,250
OPTI Canada, Inc., 8.25%, 2014	375,000	172,500
Petrohawk Energy Corp., 10.5%, 2014 (z)	65,000	61,913
Plains Exploration & Production Co., 7%, 2017	330,000	275,963
Quicksilver Resources, Inc., 7.125%, 2016	350,000	241,500
Range Resource Corp., 7.5%, 2016	25,000	23,500
SandRidge Energy, Inc., 8%, 2018 (n)	155,000	122,450

		$1,948,889

Entertainment – 1.4%
AMC Entertainment, Inc., 11%, 2016	$155,000	$132,525
Marquee Holdings, Inc., 9.505%, 2014	535,000	345,075

		$477,600

Financial Institutions – 1.1%
GMAC Commercial Mortgage Securities, Inc., 6.875%, 2011 (z)	$328,000	$258,232
GMAC Commercial Mortgage Securities, Inc., 7%, 2012 (z)	80,000	58,374
GMAC Commercial Mortgage Securities, Inc., 8%, 2031 (z)	99,000	59,298

		$375,904

Food & Beverages – 1.0%
ARAMARK Corp., 8.5%, 2015	$105,000	$102,113
Dean Foods Co., 7%, 2016	260,000	240,500

		$342,613

Forest & Paper Products – 2.1%
Abitibi-Consolidated, Inc., 7.4%, 2018	$130,000	$19,500
Georgia-Pacific Corp., 7.125%, 2017 (n)	175,000	159,688
Georgia-Pacific Corp., 8%, 2024	75,000	54,750
Graphic Packaging International Corp., 9.5%, 2013	185,000	140,600
Jefferson Smurfit Corp., 8.25%, 2012 (d)	335,000	36,850
JSG Funding PLC, 7.75%, 2015	30,000	17,400
Millar Western Forest Products Ltd., 7.75%, 2013	470,000	245,575
NewPage Holding Corp., 10%, 2012	75,000	28,875
Smurfit-Stone Container Corp., 8%, 2017 (d)	141,000	14,805

		$718,043

MFS Special Value Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 1/31/09 - continued

Issuer	Shares/Par		Value ($)
Bonds – continued
Gaming & Lodging – 3.8%
Boyd Gaming Corp., 6.75%, 2014		$145,000	$96,425
Firekeepers Development Authority, 13.875%, 2015 (z)		190,000	127,300
Fontainebleau Las Vegas Holdings LLC, 11%, 2015 (n)		290,000	31,900
Harrah’s Operating Co., Inc., 10.75%, 2016 (n)		508,000	119,380
Harrah’s Operating Co., Inc., 10%, 2018 (z)		116,000	41,760
Host Hotels & Resorts, Inc., 7.125%, 2013		110,000	95,150
Host Hotels & Resorts, Inc., 6.75%, 2016		75,000	60,000
MGM Mirage, 8.375%, 2011		130,000	75,400
MTR Gaming Group, Inc., 9%, 2012		80,000	40,400
Newland International Properties Corp., 9.5%, 2014 (n)		156,000	65,520
Pinnacle Entertainment, Inc., 8.75%, 2013		15,000	13,800
Pinnacle Entertainment, Inc., 7.5%, 2015		440,000	319,000
Starwood Hotels & Resorts Worldwide, Inc., 7.875%, 2012		75,000	65,250
Starwood Hotels & Resorts Worldwide, Inc., 6.75%, 2018		55,000	36,850
Station Casinos, Inc., 6%, 2012		75,000	14,250
Station Casinos, Inc., 6.5%, 2014		345,000	10,350
Station Casinos, Inc., 6.875%, 2016		565,000	16,950
Trump Entertainment Resorts Holdings, Inc., 8.5%, 2015 (d)		700,000	103,250

			$1,332,935

Industrial – 1.6%
Blount International, Inc., 8.875%, 2012		$145,000	$138,475
JohnsonDiversey, Inc., 9.625%, 2012	EUR	70,000	71,702
JohnsonDiversey, Inc., “B”, 9.625%, 2012		$390,000	331,500

			$541,677

Insurance - Property & Casualty – 0.4%
USI Holdings Corp., 9.75%, 2015 (z)		$310,000	$142,600

Major Banks – 1.5%
Bank of America Corp., 8% to 2018, FRN to 2059		$340,000	$180,081
JPMorgan Chase & Co., 7.9% to 2018, FRN to 2049		335,000	254,617
Wells Fargo Capital XV, 9.75% to 2013, FRN to 2049		75,000	70,500

			$505,198

Medical & Health Technology & Services – 9.0%
Accellent, Inc., 10.5%, 2013		$180,000	$127,800
Biomet, Inc., 10%, 2017		65,000	65,975
Biomet, Inc., 11.625%, 2017		455,000	423,150
Community Health Systems, Inc., 8.875%, 2015		470,000	452,375
DaVita, Inc., 6.625%, 2013		71,000	68,693
DaVita, Inc., 7.25%, 2015		228,000	220,020
Fresenius Medical Care AG & Co., 9%, 2015 (z)		85,000	85,425
HCA, Inc., 9%, 2014		320,000	228,007
HCA, Inc., 6.375%, 2015		255,000	178,500
HCA, Inc., 9.25%, 2016		360,000	343,800
Psychiatric Solutions, Inc., 7.75%, 2015		205,000	168,100
Surgical Care Affiliates, Inc., 10%, 2017 (z)		185,000	105,450
U.S. Oncology, Inc., 10.75%, 2014		350,000	315,000
Universal Hospital Services, Inc., 8.5%, 2015 (p)		185,000	156,325
Universal Hospital Services, Inc., FRN, 5.942%, 2015		35,000	23,450
VWR Funding, Inc., 10.25%, 2015 (p)		180,000	133,200

			$3,095,270

Metals & Mining – 2.9%
FMG Finance Ltd., 10.625%, 2016 (n)		$460,000	$299,000
Freeport-McMoRan Copper & Gold, Inc., 8.375%, 2017		215,000	178,450
Freeport-McMoRan Copper & Gold, Inc., FRN, 7.083%, 2015		180,000	127,800
Peabody Energy Corp., 7.375%, 2016		350,000	341,250
Rio Tinto Finance USA Ltd., 5.875%, 2013		$70,000	$61,581

			$1,008,081

MFS Special Value Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 1/31/09 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Municipals – 0.6%
Regional Transportation Authority, IL, “A”, MBIA, 4.5%, 2035	$255,000	$217,599

Natural Gas - Distribution – 0.5%
Inergy LP, 6.875%, 2014	$215,000	$185,975

Natural Gas - Pipeline – 1.7%
Atlas Pipeline Partners LP, 8.125%, 2015	$35,000	$23,800
Atlas Pipeline Partners LP, 8.75%, 2018	145,000	95,700
Deutsche Bank (El Paso Performance-Linked Trust, CLN), 7.75%, 2011 (n)	250,000	239,375
El Paso Corp., 7.25%, 2018	140,000	128,100
TransCapitalInvest Ltd., 5.67%, 2014	131,000	98,224

		$585,199

Network & Telecom – 2.8%
Cincinnati Bell, Inc., 8.375%, 2014	$280,000	$250,600
Nordic Telephone Co. Holdings, 8.875%, 2016 (n)	185,000	149,850
Qwest Communications International, Inc., 7.25%, 2011	140,000	132,300
Qwest Communications International, Inc., 7.25%, 2011	220,000	203,500
Qwest Corp., 8.875%, 2012	60,000	59,700
Windstream Corp., 8.625%, 2016	165,000	162,525

		$958,475

Oils – 0.3%
Petroleos de Venezuela S.A., 5.25%, 2017	$250,000	$96,250

Other Banks & Diversified Financials – 0.1%
CenterCredit International B.V., 8.625%, 2014	$100,000	$40,000

Printing & Publishing – 1.4%
American Media Operations, Inc., 9%, 2013 (p)(z)	$20,284	$12,170
American Media Operations, Inc., 14%, 2013 (p)(z)	209,175	104,588
Dex Media West LLC, 9.875%, 2013	294,000	85,260
Dex Media, Inc., 9%, 2013	171,000	21,375
Idearc, Inc., 8%, 2016	218,000	6,813
Morris Publishing, 7%, 2013	220,000	17,600
Nielsen Finance LLC, 10%, 2014	190,000	168,150
Nielsen Finance LLC, 0% to 2011, 12.5% to 2016	141,000	57,105
Quebecor World, Inc., 6.125%, 2013 (d)	175,000	7,875
Tribune Co., 5.25%, 2015 (d)	125,000	2,813

		$483,749

Retailers – 1.1%
Couche-Tard, Inc., 7.5%, 2013	$55,000	$51,150
General Nutrition Centers, Inc., 7.584%, 2014 (p)	210,000	126,000
Rite Aid Corp., 9.5%, 2017	60,000	17,100
Sally Beauty Holdings, Inc., 10.5%, 2016	230,000	189,750

		$384,000

Specialty Stores – 0.5%
Payless ShoeSource, Inc., 8.25%, 2013	$215,000	$182,750

Steel – 0.2%
Evraz Group S.A., 8.875%, 2013	$111,000	$68,820

Telecommunications - Wireless – 3.5%
Alltel Corp., 7%, 2012	$377,000	$388,310
Alltel Corp., 6.5%, 2013	70,000	70,000
Crown Castle International Corp., 9%, 2015	80,000	77,400
MetroPCS Wireless, Inc., 9.25%, 2014	225,000	208,406

MFS Special Value Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 1/31/09 - continued

Issuer	Shares/Par		Value ($)
Bonds – continued
Telecommunications - Wireless – continued
Sprint Nextel Corp., 8.375%, 2012		$115,000	$92,000
Sprint Nextel Corp., FRN, 1.866%, 2010		135,000	115,424
Wind Acquisition Finance S.A., 10.75%, 2015 (z)		300,000	267,000

			$1,218,540

Tobacco – 0.6%
Altria Group, Inc., 9.7%, 2018		$190,000	$207,918

Transportation - Services – 0.6%
Eurocar Groupe S.A., FRN, 7.745%, 2013 (n)	EUR	140,000	$52,881
Hertz Corp., 8.875%, 2014		$235,000	153,338

			$206,219

Utilities - Electric Power – 6.6%
AES Corp., 8%, 2017		$125,000	$117,500
Dynegy Holdings, Inc., 7.5%, 2015		175,000	139,125
Dynegy Holdings, Inc., 7.75%, 2019		80,000	62,000
Mirant Americas Generation LLC, 8.5%, 2021		750,000	637,500
NGC Corp. Capital Trust, 8.316%, 2027		275,000	134,750
NRG Energy, Inc., 7.375%, 2016		745,000	709,613
Texas Competitive Electric Holdings, LLC, 10.5%, 2015		635,000	469,900

			$2,270,388

Total Bonds			$27,985,758

Floating Rate Loans – 6.2% (g)(r)
Aerospace – 0.6%
Hawker Beechcraft Acquisition Co. LLC, Letter of Credit, 3.46%, 2014		$15,994	$8,663
Hawker Beechcraft Acquisition Co. LLC, Term Loan, 2.75%, 2014		337,294	182,701

			$191,364

Automotive – 1.2%
Accuride Corp., Term Loan B, 3.94%, 2012		$22,909	$16,052
Federal-Mogul Corp., Term Loan B, 2.36%, 2014		192,594	90,519
Ford Motor Co., Term Loan B, 5%, 2013		446,427	160,342
General Motors, Term Loan B, 2.78%, 2013 (o)		266,739	116,031
Mark IV Industries, Inc., Second Lien Term Loan, 10.39%, 2011		267,279	13,364

			$396,308

Broadcasting – 0.4%
Gray Television, Inc., Term Loan, 2014 (o)		$85,156	$36,049
Young Broadcasting, Inc., Term Loan, 5.25%, 2012 (d)		189,973	70,132
Young Broadcasting, Inc., Term Loan B-1, 5.25%, 2012 (d)		70,034	25,854

			$132,035

Building – 0.2%
Building Materials Holding Corp., Term Loan, 2014 (o)		$24,047	$15,373
Roofing Supply Group, Inc., Term Loan, 9.25%, 2013 (p)		152,316	68,542

			$83,915

Business Services – 0.7%
First Data Corp., Term Loan B-1, 3.14%, 2014		$391,053	$246,657

Cable TV – 0.2%
Charter Communications Operating LLC, Term Loan, 3.44%, 2014 (o)		$107,073	$81,522

Consumer Goods & Services – 0.1%
KAR Holdings, Inc., Term Loan B, 2013 (o)		$31,350	$20,785

Electronics – 0.1%
Freescale Semiconductor, Inc., Term Loan B, 3.93%, 2013		$77,605	$39,083

Energy - Independent – 0.2%
Crimson Exploration, Inc., Second Lien Term Loan, 6.14%, 2012		$111,133	$66,680

MFS Special Value Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 1/31/09 - continued

Issuer	Shares/Par	Value ($)
Floating Rate Loans (g)(r) – continued
Forest & Paper Products – 0.2%
Abitibi-Consolidated, Inc., Term Loan, 11.5%, 2009	$76,325	$55,145

Gaming & Lodging – 0.1%
Green Valley Ranch Gaming LLC, Second Lien Term Loan, 3.64%, 2014	$450,000	$48,375

Industrial – 0.1%
Oshkosh Truck Corp., Term Loan B, 2013 (o)	$24,487	$16,733

Medical & Health Technology & Services – 0.0%
Community Health Systems, Inc., Term Loan, 2.95%, 2014	$902	$762
Community Health Systems, Inc., Term Loan B, 4.45%, 2014	17,600	14,879

		$15,641

Printing & Publishing – 0.3%
Nielsen Finance LLC, Term Loan B, 3.88%, 2013	$47,496	$37,641
Tribune Co., Incremental Term Loan, 6.5%, 2014 (d)	292,517	62,648

		$100,289

Specialty Chemicals – 0.1%
Lyondell Basell, Term Loan B-2, 2014 (o)	$65,625	$15,094
Lyondell Chemical Co., Term Loan B-2, 2014 (o)	104,175	33,336

		$48,430

Specialty Stores – 0.1%
Michaels Stores, Inc., Term Loan B, 2.77%, 2013	$51,099	$30,685

Utilities - Electric Power – 1.6%
Calpine Corp., Term Loan, 4.34%, 2009	$212,119	$162,580
NRG Energy, Inc., Letter of Credit, 2.96%, 2013	53,802	49,583
NRG Energy, Inc., Term Loan, 2.66%, 2013	109,484	100,900
Texas Competitive Electric Holdings Co. LLC, Term Loan B-3, 3.9%, 2014	352,833	245,118

		$558,181

Total Floating Rate Loans		$2,131,828

Common Stocks – 6.4%
Biotechnology – 0.7%
Amgen, Inc. (a)	4,400	$241,340

Cable TV – 1.3%
Cablevision Systems Corp., “A”	11,000	$176,330
Comcast Corp., “A”	15,700	230,005
Time Warner Cable, Inc., “A” (a)	2,300	42,849

		$449,184

Construction – 1.1%
D.R. Horton, Inc.	18,300	$109,068
Masco Corp.	36,400	284,648

		$393,716

Containers – 0.2%
Owens-Illinois, Inc. (a)	2,600	$49,400

Energy - Independent – 0.0%
SandRidge Energy, Inc. (a)	2,090	$13,919

Energy - Integrated – 0.7%
Chevron Corp.	3,200	$225,664

Gaming & Lodging – 0.4%
MGM Mirage (a)(l)	3,300	$26,400
Pinnacle Entertainment, Inc. (a)(l)	18,200	123,396

		$149,796

Machinery & Tools – 0.1%
Accuride Corp. (a)	69,200	$25,604

MFS Special Value Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 1/31/09 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Medical Equipment – 0.6%
Boston Scientific Corp. (a)	18,000	$159,660
Pall Corp.	2,100	54,747

		$214,407

Printing & Publishing – 0.0%
American Media, Inc.	3,970	$8,496
Golden Books Family Entertainment, Inc. (a)	53,266	0

		$8,496

Telephone Services – 0.2%
Adelphia Business Solutions, Inc. (a)	40,000	$0
Windstream Corp.	7,900	68,572

		$68,572

Utilities - Electric Power – 1.1%
Dynegy, Inc., “A” (a)	38,000	$80,180
NRG Energy, Inc. (a)	12,454	290,925

		$371,105

Total Common Stocks		$2,211,203

Preferred Stocks – 0.8%
Automotive – 0.1%
Preferred Blocker, Inc., 7% (z)	93	$23,209

Broadcasting – 0.1%
Spanish Broadcasting Systems, Inc., “B”, 10.75%	795	$46,905

Major Banks – 0.6%
Bank of America Corp., 8.625%	16,000	$220,480

Total Preferred Stocks		$290,594

Money Market Funds (v) – 2.4%
MFS Institutional Money Market Portfolio, 0.44%, at Net Asset Value	835,499	$835,499

Collateral for Securities Loaned – 0.3%
Navigator Securities Lending Prime Portfolio, at Net Asset Value	87,288	$87,288

Total Investments		$33,542,170

Other Assets, Less Liabilities – 2.9%		996,784

Net Assets – 100.0%		$34,538,954

(a)	Non-income producing security.

(d)	Non-income producing security - in default.

(e)	The rate shown represents a current effective yield. Not a coupon rate.

(g)	The rate shown represents a weighted average coupon rate on settled positions at period end, unless otherwise indicated.

(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.

(l)	All or a portion of this security is on loan.

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $2,611,482, representing 7.6% of net assets.

(o)	All or a portion of this position has not settled. Upon settlement date, interest rates for unsettled amounts will be determined. The rate shown represents the weighted average coupon rate for settled amounts.

(p)	Payment-in-kind security.

(r)	Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.

(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

MFS Special Value Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 1/31/09 - continued

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Current Market Value
American Media Operations, Inc., 9%, 2013	1/29/09	$12,170	$12,170
American Media Operations, Inc., 14%, 2013	11/17/06 -11/28/07	104,588	104,588
Anheuser-Busch Companies, Inc., 7.75%, 2019	1/07/09	159,877	162,308
Anthracite Ltd., CDO, 6%, 2037	5/14/02	377,879	45,000
Banc of America Commercial Mortgage, Inc., 6.2%, 2018	6/19/08	240,021	44,939
Bonten Media Acquisition Co., 9%, 2015	5/22/07 - 5/31/07	165,450	47,438
CSC Holdings, Inc., 8.5%, 2014	1/08/09	44,484	49,125
Falcon Franchise Loan LLC, FRN, 3.721%, 2025	1/29/03	54,762	33,862
Firekeepers Development Authority, 13.875%, 2015	4/22/08	182,898	127,300
Fresenius Medical Care AG & Co., 9%, 2015	1/15/09 - 1/16/09	83,575	85,425
GMAC Commercial Mortgage Securities, Inc., 6.875%, 2011	12/26/08	270,351	258,232
GMAC Commercial Mortgage Securities, Inc., 7%, 2012	1/23/09	56,516	58,374
GMAC Commercial Mortgage Securities, Inc., 8%, 2031	12/26/08	58,869	59,298
Harrah’s Operating Co., Inc., 10%, 2018	1/30/08 - 10/03/08	133,453	41,760
LBI Media, Inc., 8.5%, 2017	7/18/07	127,855	45,500
Local TV Finance LLC, 9.25%, 2015	11/09/07 -12/11/07	202,506	25,463
Petrohawk Energy Corp., 10.5%, 2014	1/22/09	59,341	61,913
Preferred Blocker, Inc., 7% (Preferred Stock)	12/26/08	71,610	23,209
Preferred Term Securities XII Ltd., CDO, 0%, 2033	1/07/05	236,250	23
Preferred Term Securities XVI Ltd., CDO, 0%, 2035	12/08/04	300,000	30
Preferred Term Securities XVII Ltd., CDO, 0%, 2035	3/09/05	187,000	19
Surgical Care Affiliates, Inc., 10%, 2017	6/21/07	185,000	105,450
USI Holdings Corp., 9.75%, 2015	4/26/07 - 11/28/07	295,519	142,600
Wind Acquisition Finance S.A., 10.75%, 2015	11/22/05 - 3/19/08	307,200	267,000

Total Restricted Securities			$1,801,026
% of Net Assets			5.2%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
CLN	Credit-Linked Note
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.

Insurers
MBIA	MBIA Insurance Corp.

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

EUR    Euro

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS Special Value Trust

Supplemental Information (Unaudited) 1/31/09

(1) Fair Value Disclosure

The fund adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”). This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. Level 1 includes quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of January 31, 2009 in valuing the fund’s assets or liabilities carried at market value:

	Level 1	Level 2	Level 3	Total
Investments in Securities	$3,369,184	$30,117,586	$55,401	$33,542,170
Other Financial Instruments	$—	$(442,774)	$—	$(442,774)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. The table presents the activity of Level 3 securities held at the beginning and the end of the period.

	Investments in Securities	Other Financial Instruments
Balance as of 10/31/08	$—	$—
Accrued discounts/premiums	—	—
Realized gain (loss)	—	—
Change in unrealized appreciation	(120,340)	—
Net purchases (sales)	8,496	—
Transfers in and/or out of Level 3	167,245	—
Balance as of 1/31/09	$55,401	$—

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$53,809,648

Gross unrealized appreciation	$393,148
Gross unrealized depreciation	(20,660,626)

Net unrealized appreciation (depreciation)	$(20,267,478)

The aggregate cost above includes prior fiscal year end tax adjustments.

(3) Derivative Contracts at 1/31/09

Forward Foreign Currency Exchange Contracts at 1/31/09

Type	Currency	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Appreciation
SELL	EUR	308,838	2/19/09	$442,704	$395,339	$47,365

MFS Special Value Trust

Supplemental Information (Unaudited) 1/31/09 - continued

Swap Agreements at 1/31/09

Expiration	Notional Amount			Counterparty	Cash Flows to Receive	Cash Flows to Pay	Value
Credit Default Swaps
6/20/09	USD	200,000		JPMorgan Chase Bank	4.10% (fixed rate)	(1)	$(99,892)
6/20/12	USD	200,000		Morgan Stanley Capital Services, Inc.	3.76% (fixed rate)	(2)	(154,725)
6/20/12	USD	100,000		Morgan Stanley Capital Services, Inc.	4.15% (fixed rate)	(2)	(77,069)
6/20/13	USD	205,000	(a)	Goldman Sachs International	5.00% (fixed rate)	(3)	(158,453)

							$(490,139)

(1)	Fund, as protection seller, to pay notional amount upon a defined credit event by Abitibi Consolidated, Inc., 8.375%, 4/1/15, a Ca rated bond. The fund entered into the contract to gain issuer exposure.

(2)	Fund, as protection seller, to pay notional amount upon a defined credit event by Bowater, Inc., 6.5%, 6/15/13, a Ca rated bond. The fund entered into the contract to gain issuer exposure.

(3)	Fund, as protection seller, to pay notional amount upon a defined credit event by Station Casinos, Inc., 6.0%, 4/1/12, a Caa3 rated bond. The fund entered into the contract to gain issuer exposure.

(a)	Net unamortized premiums received by the fund amounted to $30,834.

The credit ratings presented here are an indicator of the current payment/performance risk of the related swap, the reference obligation for which may be either a single security or, in case of a credit default index, a basket of securities issued by corporate or sovereign issuers. Each reference security, including each individual security within a reference basket of securities, is assigned a rating from Moody’s Investor Service. If not rated by Moody’s, the rating will be that assigned by Standard & Poor’s. Likewise, if not assigned by Standard & Poor’s, it will be based on the rating assigned by Fitch, Inc. The ratings for a credit default index are calculated by MFS as a weighted average of the external credit ratings of the individual securities that compose the index’s reference basket of securities.

In a credit default swap, credit events, although contract specific, generally consist of a combination of the following: bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium, each as defined in the 2003 ISDA Credit Derivatives Definitions as amended by the relevant contract. Obligation acceleration, obligation default, or repudiation/moratorium are generally applicable when the reference obligation is issued by a sovereign entity or an entity in an emerging country. In the event that a defined credit event occurs, the protection buyer, under the terms of the swap contract, designates which security will be delivered to satisfy the reference obligation. Upon designation of the reference security (or upon delivery of the reference security in the case of physical settlement), the difference between the value of the reference obligation and the swap’s notional amount is recorded as realized gain or loss on swap transactions in the Statement of Operations. Absent any recoveries under recourse or collateral provisions, the maximum amount of future, undiscounted payments that the fund, as protection seller, could be required to make is equal to the swap’s notional amount. The protection seller’s payment obligation would be offset to the extent of the value of the contract’s reference obligation.

At January 31, 2009, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

(4) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the transactions in securities which the fund assumes to be affiliated issuers during the three months ended January 31, 2009, is set forth below:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	—	1,350,912	(515,413)	835,499

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	—	—	$222	$835,499

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SPECIAL VALUE TRUST

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President

Date: March 18, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President (Principal Executive Officer)

Date: March 18, 2009

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, Treasurer (Principal Financial Officer and Accounting Officer)

Date: March 18, 2009

*	Print name and title of each signing officer under his or her signature.